Segment Information (Schedule Of Information By Reporting Segment) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Unallocated corporate expenses	¥ 113,161	¥ 105,680	¥ 86,111
Unallocated corporate assets	1,743,670	1,487,669	1,356,852
Unallocated Amount to Segment
Segment Reporting Information [Line Items]
Unallocated corporate expenses	20,770	12,030	18,066
Unallocated corporate assets	¥ 209,036	¥ 171,354	¥ 182,602